Fair Value Measurements (Tables)	12 Months Ended
Dec. 30, 2012
Fair Value Disclosures [Abstract]
Summary of designated derivatives
The following table is a summary of the activity related to designated derivatives for the fiscal years ended December 30, 2012 and January 1, 2012:

(Dollars in Millions)	Gain/(Loss) recognized in Accumulated OCI(1)		Gain/(Loss) reclassified from Accumulated OCI into income(1)		Gain/(Loss) Recognized in Other income/expense(2)
Cash Flow Hedges by Income Statement Caption	2012	2011	2012	2011	2012	2011
Sales to customers (3)	$45	(60)	(58)	(9)	(1)	(1)
Cost of products sold (3)	103	(103)	(98)	(154)	(4)	2
Research and development expense (3)	(42)	24	19	(22)	(1)	(1)
Interest (income)/Interest expense, net (4)	11	(406)	(16)	(45)	—	—
Other (income) expense, net (3)	(65)	45	29	(2)	—	1
Total	$52	(500)	(124)	(232)	(6)	1
All amounts shown in the table above are net of tax.

(1)	Effective portion

(2)	Ineffective portion

(3)	Foreign exchange contracts

(4)	Cross currency interest rate swaps

Financial assets and liabilities at fair value
The Company’s significant financial assets and liabilities measured at fair value as of December 30, 2012 and January 1, 2012 were as follows:

				2012	2011
(Dollars in Millions)	Level 1	Level 2	Level 3	Total	Total (1)
Derivatives designated as hedging instruments:
Assets:
Foreign exchange contracts	$—	423	—	423	442
Cross currency interest rate swaps (2)	—	98	—	98	15
Total	—	521	—	521	457
Liabilities:
Foreign exchange contracts	—	252	—	252	452
Cross currency interest rate swaps (3)	—	10	—	10	594
Total	—	262	—	262	1,046
Derivatives not designated as hedging instruments:
Assets:
Foreign exchange contracts	—	75	—	75	29
Swiss Franc Option (4)	—	—	—	—	17
Total	—	75	—	75	46
Liabilities:
Foreign exchange contracts	—	23	—	23	34
Other investments (5)	$1,247	—	—	1,247	1,563

(1)	2011 assets and liabilities are all classified as Level 2 with the exception of Other investments of $1,563 million, which are classified as Level 1.

(2)	Includes $96 million and $15 million of non-current assets for the fiscal years ending December 30, 2012 and January 1, 2012, respectively.

(3)
Includes $4 million and $594 million of non-current liabilities for the fiscal years ending December 30, 2012 and January 1, 2012, respectively. Cross currency interest rate swaps related to outstanding EUR and GBP notes, matured in November 2012.  The swaps were settled at fair market value and replaced with new swaps.

(4)	Currency option related to the acquisition of Synthes, Inc., which expired in January 2012.

(5)	Classified as non-current other assets.